Dec. 29, 2021
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Investment Objective
The Fund seeks monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the calendar month performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example -
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategy
The Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. The Index is not adjusted for securities that may become eligible or ineligible for inclusion in the Index intra-month. The Index is reconstituted and rebalanced on the last business day of each month.The Index was comprised of 17 constituents as of October 29, 2021.The Fund, under normal circumstances, invests in swap agreements, futures contracts, short positions or other financial instruments that, in combination, provide inverse (opposite) or short leveraged exposure to the Index equal to at least 80% of the Fund’s net assets (plus borrowing for investment purposes).The Fund is designed to lose money when the Index rises, which is a result that is the opposite from traditional index tracking funds. In order to achieve its monthly inverse investment objective, the Fund may invest in a combination of financial instruments, such as swaps that provide short exposure to the Index or to an ETF that tracks the same Index or a substantially similar index, short securities of the Index or short an ETF that tracks the same Index or a substantially similar index, or short futures contracts that provide short exposure to the Index. The Fund may gain inverse leveraged exposure utilizing financial instruments that provide short exposure to a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective.Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading.The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its inverse leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Effects of Compounding and Market Volatility Risk - The Fund has a monthly leveraged investment objective and the Fund’s performance for periods greater than a full calendar month, which is defined as the period from the end of the last business day of one calendar month through the close of trading on the last business day of the following calendar month, will be the result of each month's returns compounded over the period, which is very likely to differ from -200% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse leveraged and that rebalance monthly. For a inverse leveraged Fund, if adverse monthly performance of the Index reduces the amount of a shareholder’s investment, any further adverse monthly performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable monthly performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.The effect of compounding becomes more pronounced as Index volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during shareholder’s holding period of an investment in the Fund.The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one calendar month can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a full calendar month to vary from -200% of the performance of the Index.As shown in the chart below, the Fund would be expected to lose 9.8% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 62.4% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Index. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Monthly Inverse Index Correlation/Tracking Risk” below.OneYearIndex-200%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60.0%120.0%440.2%397.0%277.6%167.4%93.2%-50.0%100.0%265.1%236.4%164.1%84.4%35.8%-40.0%80.0%162.3%141.6%89.8%32.7%-0.5%-30.0%60.0%96.8%81.3%40.5%1.7%-24.5%-20.0%40.0%52.5%40.6%7.7%-20.9%-40.1%-10.0%20.0%21.2%11.4%-14.7%-37.5%-52.8%0.0%0.0%-1.7%-9.8%-30.3%-50.8%-62.4%10.0%-20.0%-18.9%-25.8%-43.9%-59.8%-69.3%20.0%-40.0%-32.2%-38.1%-53.6%-67.0%-74.9%30.0%-60.0%-42.6%-47.9%-61.5%-72.5%-78.9%40.0%-80.0%-51.0%-55.7%-67.8%-77.3%-82.7%50.0%-100.0%-57.8%-62.1%-72.9%-80.8%-85.5%60.0%-120.0%-63.3%-67.3%-76.9%-84.2%-87.9%The Index’s annualized historical volatility rate for the five year period ended September 30, 2021 was 5.21%. The Index’s highest volatility rate for any twelve-month period (October 1 to September 30) was 6.90% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended September 30, 2021 was 3.76%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Leverage - Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a rise in the monthly performance of the Index will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% monthly rise in the Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of an Index rise of more than 50%. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index.Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend purchases or redemptions of Fund shares until the Adviser determines that the requisite exposure to the Index is obtainable. The Fund may also change its investment objective by, for example, seeking to track an alternative index, or lowering its leverage multiple or the Fund could close.Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly shorting securities or other ordinary investments, including risk related to the market, leverage, imperfect monthly correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly shorting securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors, such as an ETF’s premium or discount. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of inverse correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.In addition, the Fund’s investments in derivatives are subject to the following risks:•Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than one year. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index.If the Index has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its inverse leveraged investment objective, even if the Index later reverses all or a portion of its movement. This may result in the value of an investment in the Fund changing quickly and without warning.•Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Regulations may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its inverse leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. The value of an investment in the Fund may change quickly and without warning.Counterparty Risk —A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse leveraged investment objective. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse leveraged investment objective or may decide to change its inverse leveraged investment objective.Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.Shorting Risk – A short position is a financial arrangement in which the short position appreciates in value when a reference asset falls in value and depreciates in value when the reference asset rises in value. Over the long term, most assets are expected to rise in value and short positions are expected to depreciate in value. Short positions therefore may be riskier and more speculative than traditional investments.Obtaining inverse or “short” exposure through the use of derivatives such as swap agreements or futures contractsmay expose the Fund to certain risks such as an increase in volatility or decrease in the liquidity of the securities of the underlying short position. If the Fund were to experience this volatility or decreased liquidity, the Fund’s return may be lower, the Fund’s ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. The Fund may not be able to issue additional Shares during period when it cannot meet its investment objective due to these factors. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.Intra-Calendar Month Investment Risk — The Fund seeks calendar month inverse leveraged investment results. An investor who purchases shares on a day other than the last business day of a calendar month will likely obtain more, or less, than -200% leveraged investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the time of investment by the investor.If, since the beginning of the month, the Index has moved in a direction favorable to the Fund at the time of an investor’s investment in it, the investor will receive less than -200% exposure to the Index. Conversely, if the Index has moved in a direction adverse to the Fund, the investor will receive greater than -200% exposure to the Index. An investor could receive -200% exposure to the Index if they held their investment for the calendar month by purchasing a Fund’s shares on the last day of the prior calendar month and holding the shares until the last day of the current calendar month. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close on the last trading day of the month, it would seek -$200 of exposure to the Index performance for the next month, beginning on the next business day. If the Index declined by 1% by mid-month, the exposure of the Fund will have fallen by 1% to -$198 and the net assets will have risen by that $2 gain to $102. With net assets of $102 and exposure of -$198, a purchaser at that point would be receiving -194% exposure instead of -200%.Monthly Inverse Correlation/Tracking Risk —There is no guarantee that the Fund will achieve a high degree of monthly inverse leveraged correlation to the Index. A number of factors may adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs related to the use of derivatives, use of an ETF as a reference asset for derivative instruments, income items, valuation methodology, accounting standards, significant purchase and redemption activity by Fund shareholders and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund.Due to the Index including instruments that trade on a different market than the Fund, the Fund's return may vary from a multiple of the performance of the Index because different markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund. Additionally, due to differences in trading hours, and because the Index may be calculated using prices obtained at times other than the Fund's net asset value calculation time, the Fund's performance may not correlate the Index.In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio on a monthly basis to keep exposure consistent with its inverse leveraged investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The target amount of portfolio exposure is impacted by the Index’s movement, thus it is unlikely the Fund will have perfect exposure (-200%) to the Index on the rebalance date and the likelihood of the Fund being materially over- or under-exposed is higher on days when the Index experiences volatility near the close of the trading day.The Fund may not have inverse exposure to all securities in the Index, or its weighting of inverse exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in, or have exposure to, financial instruments not included in the Index. The Fund may also take, or refrain from taking, certain positions in order to improve tax efficiency or comply with regulatory restriction, either of which may negatively impact the Fund’s correlation with the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index repositioning events may hinder the Fund’s ability to meet its calendar month inverse leveraged investment objective.Market Risk —Turbulence in financial markets, reduced liquidity in equity, credit and fixed income markets and inflationary pressure may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.Natural Disaster/Epidemic and Market Disruption Risk–Natural disasters and widespread disease, including pandemics, are typically highly disruptive to economies and markets. The COVID-19 pandemic has recently led, and maycontinue to lead to increased market volatility. Significant market volatility and market downturns may limit the Fund’s ability to buy or sell securities and may result in the Fund paying more to do so. In addition, the Fund’s own transactions may exacerbate market volatility and may lead to adverse outcomes for the Fund. Natural disasters and health crises may also result in significant disruptions to important supply chains. A climate of uncertainty or panic may prevail, which may adversely affect all economies and reduce the availability or value of investments. The adverse effects may not be foreseen and be more pronounced for developing or emerging market countries. The Fund may have difficulty achieving its investment objective during natural disasters and health crises.Interest rates have been unusually low in recent years in the United States and other countries, and central banks reduced rates further in an effort to combat the negative economic effects of the COVID-19 pandemic. However, the U.S. Federal Reserve (the “Fed”) recently updated its inflation guidance to reflect that it is targeting a 2% average inflation rate over time and the impact of any changes in monetary policy to try to maintain a stable target inflation rate, such as increases in interest rates or a reduction in quantitative easing by the Fed, could have an adverse impact on theFund.Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to buy or sell or be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Index increases, the Fund may be one of many market participants that are attempting to transact in the securities of the Index.In certain cases, the market for certain securities in the Indexand/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the securities and correlated investments.U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States.In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.Credit Risk — The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund net asset value and performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. Debt instruments are also impacted by political, regulatory, market and economic developments that impact the market in general and specific economic sectors, industries or segments of the fixed income market. In general, rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes usually making their prices more volatile than those of securities with shorter durations. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates.Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment, as well as inflation,may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.Early Close/Trading Halt Risk —An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, may incur substantial losses and may limit or stop purchases of the Fund.Market Timing Activity Risk — Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to large shareholder transactions into and out of the Fund. These large movements of assets may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains. Additionally, these large movement of assets may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.Non-Diversification Risk —The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Fund Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of one or more broad-based market indexes for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxion.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.The performance shown prior to April 14, 2013 reflects the Fund’s previous investment objective where it sought monthly investment results, before fees and expenses, of -200% of the performance of the NYSE Current 10-Year U.S. Treasury Index. If the Fund’s investment objective had remained the same, the calendar year performance of the Fund would have varied from that shown.In addition, performance shown from April 15, 2013 to May 2, 2016 reflects the Fund’s previous monthly inverse leveraged investment objective, before fees and expenses, of -200% of the NYSE 7-10 Year Treasury Bond Index. After May 2, 2016, the Fund began to seek a monthly inverse leveraged investment objective, before fees and expenses, of -200% of the ICE U.S. Treasury 7-10 Year Bond Index. If the Fund had continued to seek its previous investment objective, the calendar year performance of the Fund would have varied from that shown.
Total Return for the Calendar Years Ended December 31
During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 11.47% for the quarter ended December 31, 2016 and its lowest calendar quarter return was -23.00% for the quarter ended September 30, 2011. The year-to-date return as of September 30, 2021 was 5.59%.
Average Annual Total Returns (for the periods ended December 31, 2020)
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher because the calculation recognizes a capital loss upon the redemption of Fund shares and assumes the investor received the benefit of a tax deduction.Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time.